Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 21.  Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2023, 2024 and 2025 consists of the following:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Current tax expense
Current period	$155	5,459	11,054
Adjustment for prior periods	(2,614)	(942)	(550)
	(2,459)	4,517	10,504

Deferred tax expense
Origination and reversal of temporary differences	2,436	(1,590)	(1,691)
Investment tax credits and operating loss carryforward	(5,005)	(5,362)	779
	(2,569)	(6,952)	(912)
Total income tax expense (benefit)	$(5,028)	(2,435)	9,592

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2023, 2024 and 2025 consist of the following:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(1)	—	—

(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	Years ended December 31,
	2023		2024		2025
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$44,393		$77,335		$54,867
Income tax expense calculated at the statutory rate	20.0%	8,879	20.0%	15,467	20.0%	10,973
Tax on undistributed earnings	4.4%	1,931	4.7%	3,602	3.1%	1,720
Tax benefit resulting from setting aside legal reserve from prior year’s income	(2.9)%	(1,267)	(0.3)%	(245)	(0.8)%	(440)
Increase in tax credits	(22.2)%	(9,864)	(11.2)%	(8,627)	(8.7)%	(4,749)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	9.3%	4,127	5.5%	4,237	2.7%	1,467
Net of non-taxable income and non-deductible expense	(16.0)%	(7,090)	(19.3)%	(14,910)	2.2%	1,206
Changes in unrecognized tax benefits	(3.1)%	(1,380)	(4.0)%	(3,127)	(2.5)%	(1,378)
Foreign tax rate differential	1.7%	752	2.8%	2,177	1.7%	942
Variance from audits, amendments and examinations of prior years’ income tax filings	(3.0)%	(1,347)	(0.9)%	(697)	(0.2)%	(110)
Others	0.5%	231	(0.4)%	(312)	—	(39)
Income tax expense (benefit)		$(5,028)		$(2,435)		$9,592
Effective tax rate	(11.3)%		(3.1)%		17.5%

(d)	As of December 31, 2024 and 2025, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2024	2025

	(in thousands)
Deferred tax assets:
Inventory	$5,051	6,014
Tax credit carryforwards	10,367	9,437
Accrued compensated absences	1,028	1,152
Allowance for sales discounts	2,374	2,836
Depreciation	1,286	1,422
Operating loss carryforwards	—	151
Others	1,087	1,256
	$21,193	22,268

Deferred tax liabilities:
Remeasurement of defined benefit plans	$(240)	(243)
Unrealized foreign exchange gain	(264)	(232)
Acquired intangible assets	—	(151)
Others	(60)	(101)
	$(564)	(727)

As of December 31, 2025, the Company has not provided for income taxes on undistributed earnings of approximately $1,589,949 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December 31,	in profit or	comprehensive	December 31,
	2024	loss	income	2024	loss	income	2025

	(in thousands)
Inventory	$4,696	355	—	5,051	963	—	6,014
Tax credit carryforwards	5,005	5,362	—	10,367	(930)	—	9,437
Accrued compensated absences	941	87	—	1,028	124	—	1,152
Allowance for sales discounts	1,902	472	—	2,374	462	—	2,836
Depreciation	1,149	137	—	1,286	136	—	1,422
Operating loss carryforwards	—	—	—	—	151	—	151
Unrealized foreign exchange loss	(261)	(3)	—	(264)	32	—	(232)
Remeasurement of defined benefit plans	(254)	14	—	(240)	(3)	—	(243)
Acquired intangible assets	—	—	—	—	(151)	—	(151)
Others	498	529	—	1,027	128	—	1,155
Total	$13,676	6,953	—	20,629	912	—	21,541

(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2024	2025

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	202,550	194,595
Unused operating loss carryforwards-undistributed earnings tax	284,914	303,826
Others	17,422	15,637
	$506,446	515,618

As of December 31, 2025, the unused investment tax credits with its expiration year from 2026 to 2034 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2025, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$96,971	$19,394	2026~2030
	81,036	16,207	2031~2035
Hong Kong operations	1,821	150	Indefinitely
US operations	14,767	3,950	2026~Indefinitely
		$39,701

(g)	Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2023. The income tax returns of 2024 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company’s unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2025.